CONTINGENCIES AND COMMITMENTS (Narrative) (Details) $ in Thousands, R in Millions	6 Months Ended			24 Months Ended
	Feb. 29, 2020 USD ($)	Feb. 29, 2020 ZAR (R)	Feb. 28, 2019 USD ($)	Aug. 31, 2018 ZAR (R)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 ZAR (R)
Disclosure Of Commitments Line Items
Minimum operating lease payments recognised as expense	$ 423
Debt principal repayments			$ 8,026
Brokerage fees payable	$ 2,748				$ 2,775
Maseve Investments 11 (Pty) Ltd. [Member]
Disclosure Of Commitments Line Items
Proportion of ownership and voting rights held by non-controlling interests	17.10%	17.10%
Tax Audit South Africa [Member]
Disclosure Of Commitments Line Items
Unrealized foreign exchange differences as income tax deductions | R		R 1,400
Taxable income | R		R 182		R 266
Income tax liability					$ 3,250	R 51
Income taxation rate				28.00%
Brokerage Fees Payable [Member]
Disclosure Of Commitments Line Items
Debt principal repayments	$ 40,000
Brokerage fees payable	$ 2,748